Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our Chief Executive Officer and our other NEOs and certain financial performance of the Company for each of Fiscal 2024, the fiscal year ended December 31, 2023 and the fiscal year ended December 31, 2022.

Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss)
2024	$2,097,689	$2,141,803	$1,282,999	$1,313,317	$105	$(15,920)
2023	$1,659,222	$265,813	$918,936	$(125,099)	$19	$5,088
2022	$6,833,620	$7,447,366	$2,166,044	$2,027,434	$84	$(37,764)

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(1)      Amounts represent compensation actually paid to the following persons: (a) for 2024 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; (b) for 2023 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; and (c) for 2022 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer. As determined under SEC rules, the amounts reported in the “Compensation Actually Paid to CEO” and “Compensation Actually Paid to other NEOs” columns do not reflect the actual compensation paid to or realized by our Chief Executive Officer or our other NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See “Summary Compensation Table” above for certain other compensation of our Chief Executive Officer and our other NEOs for each applicable fiscal year.

Compensation actually paid to our Chief Executive Officer represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to our Chief Executive Officer	2024	2023	2022
Total Compensation in the Summary Compensation Table	$2,097,689	$1,659,222	$6,833,620
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(1,224,760)	$(904,920)	$(4,847,380)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	$—	$—	$(875,241)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(1)	$872,006	$483,368	$4,583,311
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date(1)	$382,364	$656,078	$2,367,740
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	$8,752	$(768,999)	$(383,589)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	$5,753	$(858,935)	$(231,096)
Total Adjustments	$44,114	$(1,393,409)	$613,746
Compensation Actually Paid to the CEO	$2,141,803	$265,813	$7,447,366

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(1)      All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.

Adjustments to Determine Compensation “Actually Paid” to our Other Named Executive Officers	2024	2023	2022
Average Total Compensation in the Summary Compensation Table	$1,282,999	$918,936	$2,166,044
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$(780,045)	$(456,100)	$(1,381,940)
Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table	$—	$—)	$(441,710)
Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End(2)	$527,963	$401,363	$1,917,087
Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date	$270,527	$87,885	$142,120
Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End	$8,523	$(812,057)	$(235,204)
Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year	$3,351	$(265,125)	$(138,962)
Total Adjustments	$30,319	$(1,044,035)	$(138,610)
Compensation Actually Paid to the Other Named Executive Officers	$1,313,317	$(125,099)	$2,027,434

PEO Total Compensation Amount		$ 2,097,689	$ 1,659,222	$ 6,833,620
PEO Actually Paid Compensation Amount	[1]	2,141,803	265,813	7,447,366
Non-PEO NEO Average Total Compensation Amount		1,282,999	918,936	2,166,044
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 1,313,317	(125,099)	2,027,434
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 105	19	84
Net Income (Loss)		$ (15,920)	$ 5,088	$ (37,764)
PEO Name		Mr. Nadav Kidron	Mr. Nadav Kidron	Mr. Nadav Kidron
PEO | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,224,760)	$ (904,920)	$ (4,847,380)
PEO | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(875,241)
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	872,006	483,368	4,583,311
PEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	382,364	656,078	2,367,740
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,752	(768,999)	(383,589)
PEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,753	(858,935)	(231,096)
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,114	(1,393,409)	613,746
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(780,045)	(456,100)	(1,381,940)
Non-PEO NEO | Deduction for Amounts Reported under “Option Awards” Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(441,710)
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Remain Unvested as of Year End, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		527,963	401,363	1,917,087
Non-PEO NEO | Increase for Fair Value of Awards Granted During Fiscal Year that Vested during Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		270,527	87,885	142,120
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,523	(812,057)	(235,204)
Non-PEO NEO | Increase/deduction for Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,351	(265,125)	(138,962)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 30,319	$ (1,044,035)	$ (138,610)

[1]	Amounts represent compensation actually paid to the following persons: (a) for 2024 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; (b) for 2023 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer; and (c) for 2022 — Mr. Nadav Kidron, our President, Chief Executive Officer and Chairman, Dr. Miriam Kidron, our Chief Scientific Officer and a director, and Mr. Joshua Hexter, our Chief Operating Officer. As determined under SEC rules, the amounts reported in the “Compensation Actually Paid to CEO” and “Compensation Actually Paid to other NEOs” columns do not reflect the actual compensation paid to or realized by our Chief Executive Officer or our other NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See “Summary Compensation Table” above for certain other compensation of our Chief Executive Officer and our other NEOs for each applicable fiscal year.
[2]	All fair value amounts are computed in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 718.